Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income (Loss) Before Income Taxes [Abstract]
Domestic (Israel)	$ (30,743)	$ (35,290)	$ (20,291)
Foreign	(691)	(1,220)	724
LOSS BEFORE INCOME TAXES	$ (31,434)	$ (36,510)	$ (19,567)